SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
Supplemental Cash Flow Information
Non-cash investing and financing activities for the years ended December 31, 2018, 2017 and 2016 are presented below:

	2018	2017	2016
Unpaid acquisition of PPE	307,746	299,598	47,198
Principal payment of financial lease (1)	101,965	66,075	271,843
Leasing for PPE acquisition	-		1,429,713

(1)	Cancelled through compensation with trade receivables with the creditor. See Note 13.